Schedule of Investments (unaudited)
November 30, 2024
iShares® MSCI Ireland ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Banks — 9.0%
AIB Group PLC	536,719	$2,928,847
Bank of Ireland Group PLC	331,241	2,903,845
Permanent TSB Group Holdings PLC(a)	93,110	146,607
		5,979,299
Beverages — 3.0%
C&C Group PLC	1,049,784	1,976,982
Building Products — 4.3%
Kingspan Group PLC	37,596	2,832,787
Containers & Packaging — 2.3%
Ardagh Metal Packaging SA	407,980	1,501,366
Food Products — 23.8%
Dole PLC	149,148	2,247,660
Glanbia PLC	191,712	2,967,762
Kerry Group PLC, Class A	106,944	10,345,356
Origin Enterprises PLC	72,414	234,544
		15,795,322
Health Care Providers & Services — 2.4%
Uniphar PLC(a)	669,324	1,568,073
Hotels, Restaurants & Leisure — 3.3%
Dalata Hotel Group PLC	471,738	2,202,816
Household Durables — 6.9%
Cairn Homes PLC	1,109,757	2,414,262
Glenveagh Properties PLC(a)(b)	1,324,694	2,150,406
		4,564,668
Industrial Conglomerates — 4.7%
DCC PLC	42,703	3,114,198
Insurance — 0.3%
FBD Holdings PLC	13,478	178,036
Life Sciences Tools & Services — 17.6%
ICON PLC(a)	55,514	11,671,818
Marine Transportation — 0.7%
Irish Continental Group PLC	84,236	490,184
Security	Shares	Value
Media — 0.2%
Gambling.com Group Ltd.(a)	12,705	$168,468
Metals & Mining — 0.4%
Kenmare Resources PLC	51,774	237,168
Oil, Gas & Consumable Fuels — 1.8%
Ardmore Shipping Corp.	108,247	1,208,037
Passenger Airlines — 12.1%
Ryanair Holdings PLC, ADR	181,566	7,996,167
Pharmaceuticals — 0.4%
GH Research PLC(a)	28,413	253,728
Residential REITs — 2.1%
Irish Residential Properties REIT PLC	1,446,046	1,390,579
Trading Companies & Distributors — 4.4%
Grafton Group PLC	245,205	2,938,211
Total Long-Term Investments — 99.7% (Cost: $68,536,343)		66,067,907
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.62%(c)(d)	50,000	50,000
Total Short-Term Securities — 0.1% (Cost: $50,000)		50,000
Total Investments — 99.8% (Cost: $68,586,343)		66,117,907
Other Assets Less Liabilities — 0.2%		147,029
Net Assets — 100.0%		$66,264,936

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/24	Shares Held at 11/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$150,000	$—	$(100,000)(a)	$—	$—	$50,000	50,000	$1,187	$—

(a)	Represents net amount purchased (sold).

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Ireland ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	3	12/20/24	$153	$(769)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$32,149,371	$33,918,536	$—	$66,067,907
Short-Term Securities
Money Market Funds	50,000	—	—	50,000
	$32,199,371	$33,918,536	$—	$66,117,907
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(769)	$—	$(769)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust